ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES Unrecognized tax benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Beginning balance
Additions based on tax positions related to current year
Additions for tax positions of prior years
Reductions for tax positions of prior years
Reductions in benefit due to income tax expense
Ending balance